INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	December 31,
	2024	2023
Raw materials	$14,028	$18,742
Finished products	17,435	25,217

	$31,463	$43,959